Subsequent Events	3 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8 - SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events, other than below, that have occurred that would require adjustments to the disclosures in the accompanying unaudited consolidated financial statements.

On May 21, 2024, the Company convened an extraordinary general meeting of shareholders (the “May 2024 EGM”). There were 5,852,011 ordinary shares of Genesis SPAC present at said meeting in person or represented by proxy, which is 91.34% of the total outstanding shares, constituting a quorum. The Company put forth to a vote for approval of the Business Combination with Sponsor (as described above), a vote to change the name of the Company to “NeuroMind AI Corp” and a vote to adjourn the May 2024 EGM. All proposals were approved during the May 2024 EGM. The Company’s shareholders elected to redeem an aggregate of 67,883 ordinary shares in connection with the EGM.